Consolidated statements of income - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenue:
Health care services	€ 13,876,282	€ 14,114,399	€ 13,872,219
Health care products	3,742,403	3,744,664	3,604,336
Revenue	17,618,685	17,859,063	17,476,555
Costs of revenue:
Health care services	10,637,279	10,575,424	10,483,822
Health care products	1,904,377	1,746,194	1,596,882
Costs of revenue	12,541,656	12,321,618	12,080,704
Gross profit	5,077,029	5,537,445	5,395,851
Operating (income) expenses:
Selling, general and administrative	3,096,132	3,133,780	3,031,944
Research and development	220,782	193,774	168,028
Income from equity method investees	(92,175)	(94,518)	(73,679)
Operating income	1,852,290	2,304,409	2,269,558
Other (income) expense:
Interest income	(73,170)	(41,959)	(61,617)
Interest expense	353,599	409,978	491,061
Income before income taxes	1,571,861	1,936,390	1,840,114
Income tax expense	352,833	500,558	401,614
Net income	1,219,028	1,435,832	1,438,500
Net income attributable to noncontrolling interests	249,720	271,455	238,881
Net income attributable to shareholders of FMC-AG & Co. KGaA	€ 969,308	€ 1,164,377	€ 1,199,619
Basic earnings per share	€ 3.31	€ 3.96	€ 3.96
Diluted earnings per share	€ 3.31	€ 3.96	€ 3.96